Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Intermediate Municipal Trust
Prospectus Date	rr_ProspectusDate	Jul. 31, 2024
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2024